Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Favorable lease terms - Cost	$ 127,788	$ 158,987	$ 248,528
Accelerated amortization - Cost		(89,541)
Write-off - Cost	(31,199)
Favorable lease terms - Accumulated amortization	(72,449)	(84,932)	(129,123)
Additions - Accumulated Amortization	(18,716)	(23,287)
Accelerated amortization - Accumulated Amortization		67,478
Write-off - Accumulated Amortization	31,199
Favorable lease terms - Net Book Value	55,339	74,055	$ 119,405
Additions - Net Book Value	$ (18,716)	(23,287)
Accelerated amortization - Net Book Value		$ (22,063)